Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of tax effects allocated to each component of other comprehensive income
The following table presents the tax effects allocated to each component of Other comprehensive income (loss) for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	2017			2016			2015
	Before-Tax Amount	Tax Benefit (Expense)	Net-of-Tax Amount	Before-Tax Amount	Tax Benefit (Expense)	Net-of-Tax Amount	Before-Tax Amount	Tax (Expense) Benefit	Net-of-Tax Amount
Net unrealized (loss) gain on securities:
Unrealized (loss) gain arising during the period	$(811)	$296	$(515)	$(1,588)	$674	$(914)	$2,349	$(50)	$2,299
Less: reclassification adjustments for gain realized in net loss	—	—	—	(6)	—	(6)	—	—	—
Net unrealized (losses) gains	$(811)	$296	$(515)	$(1,594)	$674	$(920)	$2,349	$(50)	$2,299
Net unrealized gain (loss) on foreign currency:
Foreign currency translation gain (loss) arising during the period	31,202	—	31,202	18,267	13,462	31,729	(263,425)	(21,297)	(284,722)
Less: reclassification adjustments for loss realized in net loss	112,926	—	112,926	—	—	—	25,557	158	25,715
Foreign currency translation gain (loss)	$144,128	$—	$144,128	$18,267	$13,462	$31,729	$(237,868)	$(21,139)	$(259,007)
Other comprehensive income (loss)	$143,317	$296	$143,613	$16,673	$14,136	$30,809	$(235,519)	$(21,189)	$(256,708)

Schedule of accumulated other comprehensive income (loss)
The following is a summary of the accumulated balances related to each component of Other comprehensive income (loss), net of taxes, at December 31, 2017 and December 31, 2016 (in thousands):

	December 31, 2017	December 31, 2016
Net unrealized gains	$380	$895
Foreign currency translation loss	(210,201)	(354,329)
Accumulated other comprehensive loss	$(209,821)	$(353,434)